Offerings - Offering: 1	Apr. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	28,311,346
Maximum Aggregate Offering Price	$ 20,038,811.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,767.36
Offering Note	Represents the maximum number of common shares of American Eagle Gold Corp. ("American Eagle" or the "Registrant"), a corporation under the laws of the Province of Ontario, issuable upon consummation of the exchange offer for all of the issued and outstanding common shares (the "Common Shares") of Pacific Booker Minerals Inc. ("Pacific Booker") on a fully-diluted basis, other than any Common Shares owned directly or indirectly by American Eagle and its affiliates, calculated as the product of (a) 20,078,969, which is the estimated number of Common Shares of Pacific Booker outstanding on a fully-diluted basis as of April 10, 2026, other than any Common Shares owned directly or indirectly by American Eagle and its affiliates and (b) the exchange ratio of 1.41 common shares of the Registrant for each Common Share of Pacific Booker. Estimated solely for the purpose of calculating the registration fee in accordance with General Instruction II.H to Form F-10. The proposed maximum offering price is equal to the product of (i) Cdn$1.38 (US$.998), which is the market value per Common Share of Pacific Booker (based upon the average of the high and low sales prices reported for such Common Shares on the TSXV Venture Exchange on April 10, 2026), and (ii) 20,078,969, which is the estimated number of Common Shares of Pacific Booker on a fully-diluted basis as of April 10, 2026, other than any Common Shares owned directly or indirectly by American Eagle and its affiliates. For purposes of this calculation, Cdn$ 1.00 = US$ 0.7233, which is the inverse of the exchange rate for Canadian dollars published by the Bank of Canada on April 10, 2026 (US$ 1.00 = Cdn$ 1.3825).